Consolidated Balance Sheets - USD ($)		Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS:
Cash		$ 14,396,032	$ 1,319,977
Accounts receivable, net		26,278,634	25,537,236
Advance to suppliers		9,351,431	1,999,876
Prepaid expenses and other current assets		805,427	3,553,028
TOTAL CURRENT ASSETS		50,831,524	32,410,117
Property and equipment, net		71,763	48,393
Intangible asset, net		2,204,411	1,635,321
Operating right-of-use asset		461,399	194,747
Prepaid Taxes		332,022
Deferred tax assets		457,649	140,757
Other non-current assets		10,009,200
TOTAL ASSETS		64,367,968	34,429,335
CURRENT LIABILITIES:
Short-term bank loans		3,792,121	5,140,990
Accounts payable		966,822	1,900,883
Deferred revenue		47,710	1,648,847
Taxes payable		4,697,267	4,232,391
Due to a related party		149,296	225,000
Accrued liabilities and other payables		229,209	77,567
Operating lease liability - current		208,926	98,427
TOTAL CURRENT LIABILITIES		10,091,351	13,324,105
Long-term bank loans		1,254,087	1,672,370
Operating lease liability - non-current		250,178	104,755
TOTAL LIABILITIES		11,595,616	15,101,230
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2021 and 2022; 12,086,923 and 18,286,923 Class A ordinary shares issued and outstanding as of June 30, 2021 and 2022, respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30, 2021 and 2022)	[1]	24,050	17,850
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,158,643	6,643,118
Statutory reserve		1,499,369	1,241,573
Retained earnings		11,028,345	10,498,183
Accumulated other comprehensive (loss) income		69,019	942,822
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY		52,763,985	19,328,105
Non-controlling interests		8,367
TOTAL SHAREHOLDERS’ EQUITY		52,772,352	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 64,367,968	$ 34,429,335

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (see Note 14).